Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entity [Line Items]
Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements
The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2013 and Dec. 31, 2012, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2013
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$—	$487	$487
Trading assets	10,397	—	10,397
Other assets	875	—	875
Total assets	$11,272	$487	$11,759
Trading liabilities	$10,085	$—	$10,085
Other liabilities	46	438	484
Total liabilities	$10,131	$438	$10,569
Non-redeemable noncontrolling interests	$783	$—	$783

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2012
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$—	$499	$499
Trading assets	10,961	—	10,961
Other assets	520	—	520
Total assets	$11,481	$499	$11,980
Trading liabilities	$10,152	$—	$10,152
Other liabilities	29	461	490
Total liabilities	$10,181	$461	$10,642
Non-redeemable noncontrolling interests	$833	$—	$833

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
As of Dec. 31, 2013 and Dec. 31, 2012, the following assets related to the VIEs, where BNY Mellon is not the primary beneficiary, are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2013			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$134	$—	$134

Non-consolidated VIEs at Dec. 31, 2012			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$100	$—	$100